Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable
Notes Payable

Note 15 – Notes Payable

	September 30,	December 31,
	2023	2022
On August 18, 2023, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., issued an unsecured promissory note of $35,000 to LDL8 Consulting, LLC for the purchase of equipment from another vendor. The promissory note bears interest at 10% per annum and is due on demand. In the event of default, the interest rate increases to 15% until repayment.	$35,000	$-

On June 23, 2023, the Company completed the sale of a Promissory Note in the principal amount of $300,000 (the “Third AJB Note”) to AJB Capital Investments LLC (“AJB Capital”) for an aggregate purchase price of $276,000, pursuant to a Securities Purchase Agreement between the Company and AJB Capital (the “Purchase Agreement”). The Company received net proceeds of $262,500 after deduction of an original issue discount of $24,000, $7,500 of legal fees and a $6,000 of broker fee, which are being amortized as a debt discount over the life of the loan.

The Third AJB Note matures on March 23, 2024 (the “Maturity Date”), bears interest at a rate of 12% per annum, and, following an event of default only, is convertible into shares of the Company’s common stock at a conversion price equal to the lesser of the Volume Weighted Average Price (“VWAP”) during (i) the 10 trading day period preceding the issuance date of the note, or (ii) the 10 trading day period preceding date of conversion of the Note. The Note is also subject to covenants, events of defaults, penalties, default interest and other terms and conditions customary in transactions of this nature.

Pursuant to the Purchase Agreement, the Company paid a commitment fee to AJB Capital in the amount of $100,000 (the “Commitment Fee”) in the form of 1,666,667 shares of the Company’s common stock (the “Commitment Fee Shares”). During the period commencing on the six-month anniversary of the closing date and ending on the five-year anniversary of the closing date, AJB Capital is entitled to be issued additional shares of common stock or receive a cash payment to the extent AJB Capital’s sale of the Commitment Fee Shares has resulted in net proceeds in an amount less than the Commitment Fee. The Commitment Fee Shares resulted in a debt discount of $42,175 that is being amortized over the life of the loan.

In connection with the issuance of the Third AJB Note and Commitment Fee Shares, the Company entered into a Registration Rights Agreement with AJB Capital in which the Company agreed to file a registration statement with the SEC within 180 days of June 23, 2023, registering the shares of common stock issuable under the Third AJB Note and Purchase Agreement.	300,000	-

On September 15, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 55,488,000 COP, or approximately $12,243, on a loan with a face value of 70,000,000 COP, or approximately $15,445, from an individual pursuant to an unsecured promissory note, bearing interest at 4% per month, or 48% per annum, due on demand. The debt discount of $3,202 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $1,823 due to foreign currency translation adjustments.	17,268	14,552

On June 17, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 230,400,000 COP, or approximately $55,821, on a loan with a face value of 240,000,000 COP, or approximately $58,147, from an individual pursuant to an unsecured promissory note, bearing interest at 4% per month, or 48% per annum, due on demand. The debt discount of $2,326 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $3,383 due to foreign currency translation adjustments.	59,204	49,894

On May 31, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 314,640,000 COP, or approximately $76,231, on a loan with a face value of 360,000,000 COP, or approximately $87,220, from an individual pursuant to promissory note, security by equipment, bearing interest at 2.1% per month, or 25% per annum, which matured on November 28, 2022 and is currently past due. The debt discount of $10,990 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $1,586 due to foreign currency translation adjustments.	88,806	74,841

On May 30, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 20,000,000 COP, or approximately $4,846, from an individual pursuant to an unsecured promissory note, due on demand. The face value of the note has been adjusted by $88 due to foreign currency translation adjustments.	4,934	4,158

On April 29, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 10,000,000 COP, or approximately $2,423, from an individual pursuant to an unsecured promissory note, due on demand. The face value of the note has been adjusted by $44 due to foreign currency translation adjustments.	2,467	2,079

Total notes payable	507,679	145,524
Less: unamortized debt discounts	53,442	-
Notes payable, net of discounts	454,237	145,524
Less: current maturities	454,237	145,524
Notes payable, long-term portion	$-	$-

The Company recognized aggregate debt discounts on the notes payable to AJB Capital for the nine months ended September 30, 2023, as follows:

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

September 30,
2023

Fair value of 1,666,667 commitment shares of common stock	$42,175
Original issue discounts	24,000
Legal and brokerage fees	13,500
Total debt discounts	79,675
Amortization of debt discounts	26,233
Unamortized debt discounts	$53,442

The aggregate debt discounts of $79,675, for the nine months ended September 30, 2023, are being amortized over the life of the loan using the straight-line method, which approximates the effective interest method. The Company recorded finance expense in the amount of $26,233 and $-0- on the amortization of these discounts for the nine months ended September 30, 2023 and 2022, respectively.

The convertible note limits the maximum number of shares that can be owned by the note holder as a result of the conversions to common stock to 4.99% of the Company’s issued and outstanding shares.

The Company recorded interest expense pursuant to the stated interest rates on the notes payable in the amount of $47,255 and $21,120 for the nine months ended September 30, 2023 and 2022, respectively.

The Company recognized interest expense for the nine months ended September 30, 2023 and 2022, as follows:

	September 30,	September 30,
	2023	2022

Finance cost on equity line of credit	$-	$15,000
Interest on convertible notes, related party	44,877	43,899
Interest on notes payable, related parties	58,804	43,763
Interest on notes payable	47,255	21,120
Amortization of debt discounts	13,549	50,753
Amortization of debt discounts, common stock	12,684	106,894
Amortization of debt discounts, warrants	-	255,026
Series B preferred stock issued as a commitment on an ELOC	-	205,005
Common stock issued as a commitment on the 2nd AJB Note	-	134,128
Interest on accounts payable	-	11,249
Total interest expense	$177,169	$886,837

Note 15 – Notes Payable

Notes payable consists of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021

On September 15, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 55,488,000 COP, or approximately $12,243, on a loan with a face value of 70,000,000 COP, or approximately $15,445, from an individual pursuant to an unsecured promissory note, bearing interest at 4% per month, or 48% per annum, due on demand. The debt discount of $3,202 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $893 due to foreign currency translation adjustments.	$14,552	$-

On June 17, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 230,400,000 COP, or approximately $55,821, on a loan with a face value of 240,000,000 COP, or approximately $58,147, from an individual pursuant to an unsecured promissory note, bearing interest at 4% per month, or 48% per annum, due on demand. The debt discount of $2,326 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $8,253 due to foreign currency translation adjustments.	49,894	-

On June 13, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $100,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	100,000	-

On May 31, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 314,640,000 COP, or approximately $76,231, on a loan with a face value of 360,000,000 COP, or approximately $87,220, from an individual pursuant to promissory note, security by equipment, bearing interest at 2.1% per month, or 25% per annum, maturing on November 28, 2022. The debt discount of $10,990 was expensed as finance costs at the time of origination. The face value of the note has been adjusted by $12,380 due to foreign currency translation adjustments.	74,841	-

On May 30, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 20,000,000 COP, or approximately $4,846, from an individual pursuant to an unsecured promissory note, due on demand. The face value of the note has been adjusted by $688 due to foreign currency translation adjustments.	4,158	-

On April 29, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 10,000,000 COP, or approximately $2,423, from an individual pursuant to an unsecured promissory note, due on demand. The face value of the note has been adjusted by $344 due to foreign currency translation adjustments.	2,079	-

On March 1, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $400,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	400,000	-

On February 15, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $200,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	200,000	-

On May 4, 2020, the Company, through its wholly-owned subsidiary OWP Ventures, Inc., borrowed $119,274 from Customers Bank (“Lender”), pursuant to a Promissory Note issued by OWP Ventures to Lender (the “PPP Note”). The loan was made pursuant to the Payroll Protection Program established as part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note carried interest at 1.00% per annum, payable monthly beginning December 4, 2020, and was due on May 4, 2022. The PPP Note could have been repaid at any time without penalty.

Under the Payroll Protection Program, the Company was eligible for loan forgiveness up to the full amount of the PPP Note and any accrued interest. The forgiveness amount was equal to the amount that the Company spent during the 24-week period beginning May 4, 2020 on payroll costs, payment of rent on any leases in force prior to February 15, 2020 and payment on any utility for which service began before February 15, 2020. The maximum amount of loan forgiveness for non-payroll expenses was 40% of the amount of the PPP Note. A total of $121,372, consisting of $119,274 of principal and $2,098 of interest, was forgiven on February 11, 2022.	-	119,274

Total notes payable	845,524	119,274
Less: current maturities	145,524	119,274
Notes payable, long-term portion	$700,000	$-

The Company recorded interest expense in the amount of $85,653 and $18,945 for the years ended December 31, 2022 and 2021, respectively.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS